Subsidiary Guarantors (Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Revenue														$ 197,251		$ 231,258		$ 195,087
Unrealized gain (loss) on commodity derivatives														992		(541)		(308)
Total revenue	56,663	53,401	43,322	44,857	[1]	53,541		53,665		61,100		59,413	[1]	198,243	[1]	227,719	[1]	194,779
Operating Expenses:
Purchases of natural gas, NGLs and condensate														145,172		187,398		157,682
Direct operating expenses														16,798		11,419		10,944
Selling, general and administrative expenses														14,309		10,800		7,120
Equity compensation expense										1,500				1,783		3,357		1,734
Depreciation expense														21,284		20,449		19,904
Total operating expenses														199,346
Gain (loss) on involuntary conversion of property, plant and equipment														(1,021)		0		0
Gain (loss) on sale of assets, net														123		399		0
Operating income (loss)	(4,982)	(2,513)	3,077	2,417	[1]	1,220		(3,405)		(2,938)		(2,399)	[1]	(2,001)	[1]	(7,522)	[1]	(2,908)
Other Income (expenses):
Earnings from consolidated affiliates														0
Interest expense														(4,570)		(4,508)		(5,406)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(6,469)	(4,014)	2,252	1,660	[1]	49		(4,197)		(4,219)		(3,663)	[1]	(6,571)	[1]	(12,030)	[1]	(8,314)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	225	(12)	75	31		112		30		37		153		319		332		(330)
Net income (loss) from continuing operations														(6,252)		(11,698)		(8,644)
Net income (loss) attributable to noncontrolling interests	7	249	0	0	[1]									256	[1]	0		0
Net income (loss) attributable to the partnership	(6,251)	(4,275)	2,327	1,691	[1]	161	[1]	(4,167)	[1]	(4,182)	[1]	(3,510)	[1]	(6,508)	[1]	(11,698)	[1]	(8,644)
Parent [Member]
Revenues:
Revenue														0
Unrealized gain (loss) on commodity derivatives														0
Total revenue														0
Operating Expenses:
Purchases of natural gas, NGLs and condensate														0
Direct operating expenses														0
Selling, general and administrative expenses														0
Equity compensation expense														0
Depreciation expense														0
Total operating expenses														0
Gain (loss) on involuntary conversion of property, plant and equipment														0
Gain (loss) on sale of assets, net														0
Operating income (loss)														0
Other Income (expenses):
Earnings from consolidated affiliates														(6,509)
Interest expense														0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														(6,509)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														0
Net income (loss) from continuing operations														(6,509)
Net income (loss) attributable to noncontrolling interests														0
Net income (loss) attributable to the partnership														(6,509)
Guarantor Subsidiaries [Member]
Revenues:
Revenue														172,977
Unrealized gain (loss) on commodity derivatives														992
Total revenue														173,969
Operating Expenses:
Purchases of natural gas, NGLs and condensate														126,649
Direct operating expenses														13,895
Selling, general and administrative expenses														14,309
Equity compensation expense														1,783
Depreciation expense														20,474
Total operating expenses														177,110
Gain (loss) on involuntary conversion of property, plant and equipment														(1,021)
Gain (loss) on sale of assets, net														123
Operating income (loss)														(4,039)
Other Income (expenses):
Earnings from consolidated affiliates														1,781
Interest expense														(4,570)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														(6,828)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														319
Net income (loss) from continuing operations														(6,509)
Net income (loss) attributable to noncontrolling interests														0
Net income (loss) attributable to the partnership														(6,509)
Non-Guarantor Subsidiaries [Member]
Revenues:
Revenue														25,441
Unrealized gain (loss) on commodity derivatives														0
Total revenue														25,441
Operating Expenses:
Purchases of natural gas, NGLs and condensate														19,690
Direct operating expenses														2,903
Selling, general and administrative expenses														0
Equity compensation expense														0
Depreciation expense														810
Total operating expenses														23,403
Gain (loss) on involuntary conversion of property, plant and equipment														0
Gain (loss) on sale of assets, net														0
Operating income (loss)														2,038
Other Income (expenses):
Earnings from consolidated affiliates														0
Interest expense														0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														2,038
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														0
Net income (loss) from continuing operations														2,038
Net income (loss) attributable to noncontrolling interests														256
Net income (loss) attributable to the partnership														1,782
Consolidation Adjustments [Member]
Revenues:
Revenue														(1,167)
Unrealized gain (loss) on commodity derivatives														0
Total revenue														(1,167)
Operating Expenses:
Purchases of natural gas, NGLs and condensate														(1,167)
Direct operating expenses														0
Selling, general and administrative expenses														0
Equity compensation expense														0
Depreciation expense														0
Total operating expenses														(1,167)
Gain (loss) on involuntary conversion of property, plant and equipment														0
Gain (loss) on sale of assets, net														0
Operating income (loss)														0
Other Income (expenses):
Earnings from consolidated affiliates														4,728
Interest expense														0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														4,728
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														0
Net income (loss) from continuing operations														4,728
Net income (loss) attributable to noncontrolling interests														0
Net income (loss) attributable to the partnership														$ 4,728

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.